SCHEDULE OF MAJOR RELATED PARTIES AND THEIR RESPECTIVE RELATIONSHIP (Details)	12 Months Ended
Sep. 30, 2025
Beijing Yihai Construction Engineering Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Hu Jiaqi
Beijing Jianlei International Decoration Engineering Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Hu Jiaqi
Beijing Huiju Tianxia Investment Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Hu Jiaqi